--------------------------------------------------------------------------------
                              ACCESSOR FUNDS, INC.

                         SUPPLEMENT DATED APRIL 18, 2007
                                     TO THE
                  ADVISOR CLASS, INVESTOR CLASS AND A&C CLASS
                         PROSPECTUSES DATED MAY 1, 2006


--------------------------------------------------------------------------------
      This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
[ACCESSOR LOGO]
--------------------------------------------------------------------------------

           NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE

================================================================================

Changes to Principal Investment Strategies of U.S. Government Money Fund
-----------------------------------------------------------------------

The Principal Investment Strategies for the U.S. Government Fund on Page 20 of the Prospectus are restated in its entirety, as follows:

PRINCIPAL INVESTMENT STRATEGIES The Fund seeks to achieve its objective by investing all of its investable assets in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises ("U.S. Government securities") or in repurchase agreements secured by such instruments. This non-fundamental investment policy may not be changed unless the Fund shareholders are notified at least 60 days in advance of the proposed change. The Fund follows applicable regulatory requirements concerning the quality, maturity, and diversification of its investments. The Fund seeks to maintain an average dollar-weighted portfolio maturity of 90 days or less, while maintaining liquidity and maximizing current yield. Because the US Government Money Market Fund may be 100% invested in securities of the U.S. Government securities, its agencies or instrumentalities, its return may be less than a Fund which can invest without limitation in all types of securities.

--------------------------------------------------------------------------------
                              ACCESSOR FUNDS, INC.

                        SUPPLEMENT DATED APRIL 18, 2007
                                     TO THE
                   U. S. GOVERNMENT MONEY FUND - ADVISOR CLASS
                          PROSPECTUS DATED MAY 1, 2006


--------------------------------------------------------------------------------
      This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
[ACCESSOR LOGO]
--------------------------------------------------------------------------------

           NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE

================================================================================

Changes to Principal Investment Strategies of U.S. Government Money Fund
-----------------------------------------------------------------------

The Principal Investment Strategies for the U.S. Government Money Fund are restated in its entirety, as follows:

PRINCIPAL INVESTMENT STRATEGIES The Fund seeks to achieve its objective by investing all of its investable assets in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises ("U.S. Government securities") or in repurchase agreements secured by such instruments. This non-fundamental investment policy may not be changed unless the Fund shareholders are notified at least 60 days in advance of the proposed change. The Fund follows applicable regulatory requirements concerning the quality, maturity, and diversification of its investments. The Fund seeks to maintain an average dollar-weighted portfolio maturity of 90 days or less, while maintaining liquidity and maximizing current yield. Because the US Government Money Market Fund may be 100% invested in securities of the U.S. Government securities, its agencies or instrumentalities, its return may be less than a Fund which can invest without limitation in all types of securities.

--------------------------------------------------------------------------------
                              ACCESSOR FUNDS, INC.

                        SUPPLEMENT DATED APRIL 18, 2007
                                     TO THE
                U. S. GOVERNMENT MONEY FUND - INSTITUTIONAL CLASS
                          PROSPECTUS DATED MAY 1, 2006


--------------------------------------------------------------------------------
      This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
[ACCESSOR LOGO]
--------------------------------------------------------------------------------

           NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE

================================================================================

Changes to Principal Investment Strategies of U.S. Government Money Fund
-----------------------------------------------------------------------

The Principal Investment Strategies for the U.S. Government Money Fund are restated in its entirety, as follows:

PRINCIPAL INVESTMENT STRATEGIES The Fund seeks to achieve its objective by investing all of its investable assets in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises ("U.S. Government securities") or in repurchase agreements secured by such instruments. This non-fundamental investment policy may not be changed unless the Fund shareholders are notified at least 60 days in advance of the proposed change. The Fund follows applicable regulatory requirements concerning the quality, maturity, and diversification of its investments. The Fund seeks to maintain an average dollar-weighted portfolio maturity of 90 days or less, while maintaining liquidity and maximizing current yield. Because the US Government Money Market Fund may be 100% invested in securities of the U.S. Government securities, its agencies or instrumentalities, its return may be less than a Fund which can invest without limitation in all types of securities.